Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

The timing of annual equity compensation award grants has been generally consistent, with grants being made at the regularly scheduled meetings of our Compensation Committee and Board in March of each year. We do not have any program, plan or obligation that requires us to grant equity awards on specified dates, although we make annual equity grants in March of each year to allow management, the Compensation Committee and the Board to review all elements of compensation at the same point in the year. We do not have any program, plan or practice to time grant dates of equity compensation awards to our executive officers in coordination with the release of material nonpublic information. The Board, with respect to our CEO, and the Compensation Committee, with respect to our other NEOs, may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have any program, plan or obligation that requires us to grant equity awards on specified dates, although we make annual equity grants in March of each year to allow management, the Compensation Committee and the Board to review all elements of compensation at the same point in the year.
MNPI Disclosure Timed for Compensation Value	false